Debt - Scheduled Principal Payments (Details) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 6,255	$ 4,162
Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 4,977	6,337
Cost | 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	90	115
Cost | 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	150	190
Cost | 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	243	310
Cost | 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	397	505
Cost | 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	135	172
Cost | Thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,962	$ 5,045